Tax matters - Schedule of changes in deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	€ 20,787	€ 19,440	€ 19,246
(Charge)/Credit to income	629	273	(209)
Foreign currency balance translation differences and other items	(130)	376	193
(Charge)/Credit to asset and liability valuation adjustments	(422)	697	209
Acquisition for the year (net)	(97)	1	1
Deferred tax assets at end of period	20,767	20,787	19,440
Deferred tax liabilities at beginning of period	(6,428)	(6,462)	(5,933)
(Charge)/Credit to income	663	(487)	(886)
Foreign currency balance translation differences and other items	3	(149)	(170)
(Charge)/Credit to asset and liability valuation adjustments	(338)	684	528
Acquisition for the year (net)	14	(14)	(1)
Deferred tax liabilities at end of period	(6,086)	(6,428)	(6,462)
Deferred tax liability (asset) at beginning of period	14,359	12,978	13,313
(Charge)/Credit to income	1,292	(214)	(1,095)
Foreign currency balance translation differences and other items	(127)	227	23
(Charge)/Credit to asset and liability valuation adjustments	(760)	1,381	737
Acquisition for the year (net)	(83)	(13)	0
Deferred tax liability (asset) at end of period	14,681	14,359	12,978
Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	10,660	10,473
Deferred tax assets at end of period	11,099	10,660	10,473
Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	1,778	1,250	1,093
(Charge)/Credit to income	392	211	129
Foreign currency balance translation differences and other items	224	317	28
(Charge)/Credit to asset and liability valuation adjustments	0	0	0
Acquisition for the year (net)	(1)	0	0
Deferred tax assets at end of period	2,393	1,778	1,250
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	19,009	18,190	18,153
(Charge)/Credit to income	237	62	(338)
Foreign currency balance translation differences and other items	(354)	59	165
(Charge)/Credit to asset and liability valuation adjustments	(422)	697	209
Acquisition for the year (net)	(96)	1	1
Deferred tax assets at end of period	18,374	19,009	18,190
Deferred tax liabilities at beginning of period	(6,428)	(6,462)	(5,933)
(Charge)/Credit to income	663	(487)	(886)
Foreign currency balance translation differences and other items	3	(149)	(170)
(Charge)/Credit to asset and liability valuation adjustments	(338)	684	528
Acquisition for the year (net)	14	(14)	(1)
Deferred tax liabilities at end of period	(6,086)	(6,428)	(6,462)
Temporary differences | Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	10,660	10,473	10,721
(Charge)/Credit to income	1,232	507	(273)
Foreign currency balance translation differences and other items	(787)	(320)	25
(Charge)/Credit to asset and liability valuation adjustments	0	0	0
Acquisition for the year (net)	(6)	0	0
Deferred tax assets at end of period	€ 11,099	€ 10,660	€ 10,473